Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Subscription and other revenue	$ 346,456	$ 302,871	$ 263,518
Cost of revenue:
Cost of revenue	46,677	38,916	33,253
Amortization of acquired technologies	5,755	24,257	24,067
Total cost of revenue	52,432	63,173	57,320
Gross profit	294,024	239,698	206,198
Operating expenses:
Sales and marketing	112,678	82,034	70,254
Research and development	53,959	42,719	37,172
General and administrative	80,575	57,331	38,971
Amortization of acquired intangibles	13,482	23,848	23,189
Total operating expenses	260,694	205,932	169,586
Operating income	33,330	33,766	36,612
Other expense:
Interest expense, net	(20,472)	(28,137)	(33,805)
Other (expense) income, net	(1,266)	(773)	386
Total other expense	(21,738)	(28,910)	(33,419)
Income before income taxes	11,592	4,856	3,193
Income tax expense	11,479	12,014	5,705
Net income (loss)	$ 113	$ (7,158)	$ (2,512)
Net income (loss) per share:
Basic earnings (loss) per share (in dollars per share)	$ 0.00	$ (0.05)	$ (0.02)
Diluted earnings (loss) per share (in dollars per share)	$ 0.00	$ (0.05)	$ (0.02)
Weighted-average shares used to compute net income (loss) per share:
Shares used in computation of basic earnings per share (in shares)	167,460	158,124	158,124
Shares used in computation of diluted earnings (loss) per share (in shares)	168,667	158,124	158,124